ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2020	December 31, 2019
Trade payables	$42,600	$33,579
Accrued liabilities	46,791	38,464
Royalties payable	36,019	3,528
Share-based compensation liabilities	30,050	19,538
Derivative liabilities	3,764	—
Income taxes payable	9,452	12,767
Lease liabilities	5,686	446
Other	1,622	2,803
	$175,984	$111,125